The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                                Carillon Account
                             ("Separate Accounts")

                                 Supplement to:

                     Excel Executive Edge and Excel Choice
                      Prospectuses Dated November 5, 2007

                               Excel Accumulator
                          Prospectus Dated May 1, 2008

                             Excel Performance VUL
                          Prospectus Dated May 1, 2010

                          VA I and VA II SA and VA II
                      Prospectuses Dated December 31, 2009

                                Advantage VA III
                          Prospectus Dated May 1, 2012

                       Supplement Dated January 18, 2013

The Calvert Variable Series, Inc. Board of Directors (the "Board") approved (i) the removal of the investment subadviser for Calvert VP SRI Strategic Portfolio (the "Portfolio") and (ii) the assumption of the day-to-day management of the Portfolio by the current investment adviser, Calvert Investment Management, Inc., effective as of December 13, 2012. The portfolio manager change does not affect the Portfolio's investment objective.

The Board also approved the reorganization of the Portfolio into the Calvert VP S&P 500 Index Portfolio and recommended approval of the reorganization by Portfolio shareholders. If the Portfolio's shareholders approve the reorganization, the Portfolio will be merged into the Calvert VP S&P 500 Index Portfolio on or about April 30, 2013. If your variable annuity or variable life insurance policy remains invested in Portfolio shares at the time the reorganization is consummated, your Portfolio shares will be replaced by shares of Calvert VP S&P 500 Index Portfolio and thereafter the value of your Account will depend on the performance of Calvert VP S&P 500 Index Portfolio, rather than that of the Portfolio.

The portion of the Separate Account Variable Options chart relating to this Portfolio is revised to read as follows:

---------------------------------------------------- -------------------------------------------------
                     FUND NAME                                        INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                       Portfolio Type / Summary of Investment Objective
---------------------------------------------------- -------------------------------------------------
           Calvert Variable Series, Inc.*                    Calvert Investment Management, Inc.
---------------------------------------------------- -------------------------------------------------
Calvert VP SRI Strategic Portfolio - No Subadviser   Long-term capital appreciation; current income is
                                                     secondary.
---------------------------------------------------- -------------------------------------------------
* This fund is part of Ameritas Mutual Holding Company ("Ameritas (R)"), the ultimate parent of
Union Central Life. The fund's investment adviser and Calvert Investment Distributors, Inc., the underwriter for this fund, are indirect subsidiaries of Ameritas.

All other provisions of your Policy remain as stated in your Policy and prospectus.

       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-319-6902.